Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Total
Financial Instruments
Cash and cash equivalents	$ 294,418	$ 65,663
Equity participation ZIM	367,840
Long-term debt, including current portion	1,165,886	1,368,100
Total | ZIM | Notes
Financial Instruments
Notes		43,559
Total | HMM | Notes
Financial Instruments
Notes	5,961	19,328
Book Value
Financial Instruments
Cash and cash equivalents	294,418	65,663
Equity participation ZIM	367,840	75
Long-term debt, including current portion	1,165,886	1,368,100
Book Value | ZIM | Notes
Financial Instruments
Notes		43,559
Book Value | HMM | Notes
Financial Instruments
Notes	$ 5,961	$ 19,328